Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 202	$ 164
Short-term deposits	234	4
Repurchase agreements	268
Cash and cash equivalents	$ 704	$ 168	$ 206